Financial Instruments (Amounts of Gain (Loss) on Cash flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) Into Earnings) (Details) (Cash Flow Hedging [Member], JPY ¥)
In Millions
12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 1,150	¥ 2,157	¥ 3,108
Forward Exchange Contracts [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	(114)	(33)	50
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net
Interest Rate Swap [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	(654)	(413)	(134)
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net
Currency Swap [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 1,919	¥ 2,603	¥ 3,192
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net